INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	PRINCIPAL OPERATING SUBSIDIARIES AND JOINT OPERATIONS
AngloGold Ashanti plc is the ultimate parent of the Group. Its wholly-owned subsidiary, AngloGold Ashanti Holdings plc, a company incorporated in the Isle of Man, primarily holds all of the Group’s interests in companies incorporated outside of South
Africa. The following table presents each of the Group’s principal operating subsidiaries and joint operations (including direct and indirect holdings), the percentage of shares of each subsidiary and joint operation owned and the country of incorporation at 31
December 2025. There are no significant restrictions on the ability of the Group’s subsidiaries or joint operations to transfer funds to AngloGold Ashanti plc in the form of cash dividends or repayment of loans or advances.

			Percentage held
For the year ended 31 December	Country of incorporation	Holding	2025	2024	2023

Principal operating subsidiaries

AngloGold Ashanti Australia Limited (1)	Australia	Indirect	100	100	100
AngloGold Ashanti (Pty) Ltd	South Africa	Direct	100	100	100
AngloGold Ashanti Holdings plc	Isle of Man	Direct	100	100	100
AngloGold Ashanti USA Incorporated	United States of America	Indirect	100	100	100
AngloGold Ashanti Córrego do Sítio Mineração S.A.	Brazil	Indirect	100	100	100
AngloGold Ashanti (Ghana) Limited (2)	Ghana	Indirect	100	100	100
AngloGold Ashanti (Iduapriem) Limited	Ghana	Indirect	100	100	100
Cerro Vanguardia S.A.	Argentina	Indirect	92.50	92.50	92.50
Geita Gold Mining Limited	Tanzania	Indirect	100	100	100
Mineração Serra Grande S.A. (3)	Brazil	Indirect	—	100	100
Société AngloGold Ashanti de Guinée S.A.	Republic of Guinea	Indirect	85	85	85
Sukari Gold Mines Company	Egypt	Indirect	50	50	—

Unincorporated joint operation

Tropicana joint operation	Australia	Indirect	70	70	70

(1)Owner of the Sunrise Dam operation and the Tropicana joint operation in Australia.
(2)Operates the Obuasi mine in Ghana.
(3)Disposed by AngloGold Ashanti in December 2025. Refer to Note 14.1.
Non-controlling interests
The Group has subsidiaries with non-controlling interests. Except for Sukari Gold Mines Company (Sukari), which is part of the
Centamin group, none of the remaining non-controlling interests were material to the statement of financial position. Sukari and the Group have non-coterminous year-ends, with Sukari’s year-end being 30 June.

	2025
Name	Non-controlling interest % holding	Country of incorporation
Sukari Gold Mines Company	50	Egypt
Financial information of Sukari for the year ended 31 December is provided below:

Figures in millions - US Dollars	2025	2024

Profit allocated to material non-controlling interests	482	14
Accumulated balances of material non-controlling interests	1,758	1,836
Summarised financial information of Sukari for the year ended 31 December at 100% is as follows. The information is based on amounts including intercompany balances.

Figures in millions - US Dollars	2025	2024

Statement of profit or loss
Revenue	1,752	119
Profit for the period	964	33
Total comprehensive income for the period, net of tax	963	33
Attributable to non-controlling interests	482	14

Distributions paid to non-controlling interests	(547)	(62)

Statement of financial position as at 31 December
Non-current assets	3,319	3,558
Current assets	355	319
Non-current liabilities	(47)	(54)
Current liabilities	(233)	(245)
Total equity	3,394	3,578

Statement of cash flows for the period ended 31 December
Cash inflow from operating activities	1,318	82
Cash outflow from investing activities	(254)	(19)
Cash outflow from financing activities	(1,120)	(74)
Net decrease in cash and cash equivalents	(56)	(11)

Accounting policies
Foreign currency translations
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the ‘functional currency’). The functional currency of the parent company is United States Dollars.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions.
Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies, are recognised in profit or loss.

The results and financial position of all Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency using closing rates of exchange at the reporting date for assets and liabilities, average rates of exchange for the year for income and expense items and historical rates of exchange for equity items. All resulting exchange differences are recognised in other comprehensive income and presented as a separate component of equity
(foreign currency translation reserve, or FCTR).
Exchange differences arising from the translation of the net investment in foreign operations are accounted for as other comprehensive income on consolidation. On disposal of the foreign operation, the resulting FCTR is recycled to the income statement. The settlement or partial settlement of a permanent loan which is considered part of the net investment in the foreign operation, with no change in the percentage shareholding, does not constitute a disposal or partial disposal of the foreign operation.

INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

	US Dollars
Figures in millions	2025	2024	2023
Carrying value
Investments in associates	78	43	38
Investments in joint ventures (1)	648	487	561
	726	530	599
(1)Cash dividends received from joint ventures amounted to $122m (2024: $88m; 2023: $180m).
Detailed disclosures are provided for the years in which investments in associates and joint ventures are considered to be material.
Summarised financial information of immaterial associates(1) is as follows:

	US Dollars
Figures in millions	2025	2024	2023

Aggregate statement of profit or loss for associates (attributable)
Revenue	64	50	39
Operating expenses	(27)	(26)	(18)
Taxation	(10)	(7)	(5)
Profit for the year (2)	27	17	16
Total comprehensive income for the year, net of tax	27	17	16
(1) AngloGold Ashanti has a 42.4% interest in Rand Refinery (Pty) Ltd.
(2) Includes share of non-controlling interest.
19INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments in material joint ventures comprise:

Name	Effective %			Description	Country of incorporation and operation
	2025	2024	2023
Kibali Goldmines S.A. (1)	45.0	45.0	45.0	Exploration and mine development	The Democratic Republic of the Congo
(1)AngloGold Ashanti has a 50% interest in Kibali (Jersey) Limited (Kibali) which holds a 90% interest in Kibali Goldmines S.A.

	US Dollars
Figures in millions	2025	2024	2023

Carrying value of joint ventures
Kibali (Jersey) Limited	648	487	561

Impairment of investment in joint venture
Société d’Exploitation des Mines d’Or de Yatela S.A. (1)	—	(2)	(1)

The cumulative unrecognised share of losses of the joint ventures:
Société d’Exploitation des Mines d’Or de Yatela S.A. (1)	—	—	2
(1) On 17 October 2024, AngloGold Ashanti and IAMGOLD Corporation completed the sale of each of their 40% interests in Société d’Exploitation des Mines d’Or de Yatela S.A. to the government of Mali.
Summarised financial information of the Kibali joint venture is as follows (not attributable) (1):

	US Dollars
Figures in millions	2025	2024	2023

Statement of profit or loss
Revenue	2,314	1,652	1,488
Other operating costs and expenses	(811)	(689)	(682)
Amortisation of tangible and intangible assets	(218)	(197)	(214)
Finance costs, unwinding of obligations and cash repatriation fee	(74)	(80)	(19)
Interest received	5	3	4
Share of profits of equity accounted joint venture	1	1	1
Taxation	(703)	(376)	(185)
Profit for the year	514	314	393
Total comprehensive income for the year, net of tax	514	314	393
Dividends received from joint venture (attributable)	122	88	180

Statement of financial position
Non-current assets	2,605	2,537	2,485
Current assets	297	302	215
Cash and cash equivalents	244	89	123
Total assets	3,146	2,928	2,823

Non-current financial liabilities	75	72	55
Other non-current liabilities	480	494	409
Current financial liabilities	692	958	1,023
Other current liabilities	476	347	144
Total liabilities	1,723	1,871	1,631

Net assets	1,423	1,057	1,192
Group’s share of net assets	712	529	596
Other (1)	(64)	(42)	(35)
Carrying amount of interest in joint venture	648	487	561

(1)Includes amounts relating to additional costs and contributions at acquisition as well as non-controlling interests related to Société Minière de Kilo-Moto S.A.
(SOKIMO).
19INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Joint venture loan receivable
Kibali declared a dividend in specie through the distribution of a loan receivable to its shareholders. The loan receivable is set out in the following table:

Figures in millions	2025	2024

Opening balance	463	506
Dividend in specie declared (1)	—	70
Repayments	(161)	(149)
Interest accrued	31	36
Closing balance (2)	333	463
(1) During December 2024, a loan of $70m (2023: $506m) was granted which bears semi-annual interest at 7.675% (2023: 7.875%) and is repayable on demand.
This loan was fully settled in December 2025.
(2)Included in the statement of financial position as a short-term loan receivable of $133m (2024: $260m; 2023: $148m) and a long-term loan receivable of $200m
(2024: $203m; 2023: $358m) based on the Kibali Goldmines S.A. future estimated cash flows and the intention of when AngloGold Ashanti expects to receive settlement of the loan.

Accounting policies
A joint venture is an entity in which the Group holds a long-term interest and which the Group and one or more other ventures jointly control under a contractual arrangement, that provides for strategic, financial and operating policy decisions relating to the activities requiring unanimous consent of the parties sharing control. In a joint venture, the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities. An associate is an investment over which the Group exercises significant influence, but not control or joint control, over the financial and operating policies and normally owns between 20% and 50% of the voting equity.
Joint ventures and associates are equity-accounted from the effective date of acquisition to the effective date of disposal. Any losses of equity-
accounted investments are accounted for in the consolidated financial statements until the investment in such investments is written down to zero. Thereafter, losses are accounted for only insofar as the Group is committed to providing financial support to such investees.
The carrying value of equity-accounted investments represents the cost of each investment, including goodwill, balance outstanding on loans advanced if the loan forms part of the net investment in the investee, any impairment / impairment reversals recognised, the share of post-
acquisition retained earnings and losses, and any other movements in reserves. The carrying value of equity-accounted investments is reviewed when indicators arise and if any impairment / impairment reversal has occurred; it is recognised in the period in which the impairment arose. If necessary, impairment and impairment reversals on loans and equity are reported under share of joint ventures and associates profit and loss.
In the statement of cash flows, dividends received from joint ventures are included in operating activities as the Group has joint control over the strategic, financial and operating policy decisions. Dividends received from associates are included in investing activities as the Group only exercises significant influence over the financial and operating policies.